Financial instruments and risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total assets	R$ 3,105,187	R$ 5,235,447
Financial assets at fair value	3,105,187	5,235,447
Derivative financial instruments	276,952	198,027
Other derivatives	624,671	457,892	R$ 161,429
Marketable securities	2,203,564	4,579,528
Total liabilities	393,372	208,787
Financial liabilities at fair value through profit or loss	393,372	208,787
Derivatives used for hedging	393,372	208,787
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	2,203,564	4,579,528
Financial assets at fair value	2,203,564	4,579,528
Derivative financial instruments
Other derivatives
Marketable securities	2,203,564	4,579,528
Total liabilities
Financial liabilities at fair value through profit or loss
Derivatives used for hedging
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	901,623	655,919
Financial assets at fair value	901,623	655,919
Derivative financial instruments	276,952	198,027
Other derivatives	624,671	457,892
Marketable securities
Total liabilities	393,372	208,787
Financial liabilities at fair value through profit or loss	393,372	208,787
Derivatives used for hedging	R$ 393,372	R$ 208,787